Schedule of Finite Life Intangible Assets (Details)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Method	Straight line	Straight line
Estimated useful life	3 years	3 years
Licensing Agreements [Member]
Property, Plant and Equipment [Line Items]
Method	Straight line	Straight line
Licensing Agreements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 months	6 months
Licensing Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years	4 years